Employee Benefits - Changes in Fair Value of Plan Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Interest on plan assets	₩ (28,726)	₩ (6,397)	₩ 538
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of year	2,703,639	2,620,046
Interest on plan assets	126,386	77,745
Remeasurement of plan assets	22,400	(57,335)
Contributions to plan assets	279,225	346,773
Benefits paid	(233,689)	(287,312)
Others	4,753	3,722
End of year	₩ 2,902,714	₩ 2,703,639	₩ 2,620,046